UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 84.1%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	3,087,713	3,146,754
3.0%, with various maturities from 9/15/2042 until 10/20/2044	73,324,985	75,181,817
3.1%, with various maturities from 10/15/2041 until 2/15/2042	4,241,697	4,371,320
3.25%, with various maturities from 9/15/2042 until 11/15/2042	4,964,807	5,155,641
3.5%, with various maturities from 1/15/2042 until 7/20/2044 (a)	201,677,835	211,962,361
4.0%, with various maturities from 8/20/2030 until 1/20/2045 (a)	294,086,557	315,962,007
4.25%, with various maturities from 9/15/2040 until 10/15/2041	2,043,783	2,221,917
4.49%, 7/15/2041	878,409	961,524
4.5%, with various maturities from 6/20/2033 until 8/20/2044 (a)	183,518,365	201,058,200
4.55%, 1/15/2041	3,130,132	3,448,402
4.625%, with various maturities from 4/15/2041 until 5/15/2041	1,127,110	1,237,533
5.0%, with various maturities from 3/20/2029 until 7/20/2041	206,506,027	228,652,073
5.5%, with various maturities from 12/15/2025 until 6/15/2042	154,632,489	174,196,126
6.0%, with various maturities from 8/20/2023 until 11/15/2039	95,243,412	108,674,807
6.5%, with various maturities from 11/20/2032 until 3/20/2041	17,434,283	19,806,682
7.0%, with various maturities from 1/15/2036 until 6/20/2039	2,858,056	3,299,918
7.5%, with various maturities from 6/20/2022 until 8/20/2032	186,956	222,734

Total Government National Mortgage Association (Cost $1,335,348,589)		1,359,559,816
Collateralized Mortgage Obligations 21.4%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	822,916	743,580
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	789,360	712,326
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	9,053,698	7,766,398
"PT", Series 3586, 2.172% *, 2/15/2038	4,454,213	4,248,584
"JZ", Series 4288, 2.5%, 3/15/2041	3,588,510	3,321,873
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	1,149,944	79,978
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	10,933,847	984,919
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,985,053	176,694
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	2,406,518	213,308
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	2,070,402	182,740
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	1,225,888	120,177
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,697,255	168,898
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	3,261,721	374,019
"EM", Series 4057, 3.0%, 6/15/2042	956,191	966,109
"PZ", Series 4094, 3.0%, 8/15/2042	8,124,870	7,545,693
"CZ", Series 4113, 3.0%, 9/15/2042	2,844,456	2,756,888
"ZP", Series 4181, 3.0%, 3/15/2043	2,148,394	2,138,230
"GZ", Series 4184, 3.0%, 3/15/2043	4,307,150	4,106,196
"JZ", Series 4283, 3.0%, 12/15/2043	1,127,818	1,133,301
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	4,416,488	463,568
"VZ", Series 4303, 3.5%, 8/15/2042	4,240,049	4,368,467
"NZ", Series 4178, 3.5%, 3/15/2043	2,804,472	2,787,741
"DZ", Series 4199, 3.5%, 5/15/2043	10,568,957	10,978,090
"ZG", Series 4213, 3.5%, 6/15/2043	4,859,787	4,869,443
"TZ", Series 3982, 4.0%, 1/15/2042	2,356,786	2,559,509
"ZC", Series 4158, 4.0%, 1/15/2043	4,141,569	4,179,358
"KZ", Series 4328, 4.0%, 4/15/2044	4,640,386	4,729,765
"UZ", Series 4341, 4.0%, 5/15/2044	7,164,976	7,315,053
"UZ", Series 4339, 4.0%, 2/15/2054	4,094,272	4,333,965
"UA", Series 4298, 4.0%, 2/15/2054	8,654,124	8,876,706
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	1,137,750	40,228
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	13,645,924	1,478,107
"57", Series 256, Interest Only, 5.0%, 3/15/2023	1,194,317	102,675
"CZ", Series 3658, 5.0%, 4/15/2040	2,096,499	2,406,640
"SY", Series 3035, Interest Only, 5.939% **, 9/15/2035	1,890,114	302,463
"SP", Series 3016, Interest Only, 5.949% **, 8/15/2035	397,641	34,141
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	516,441	108,627
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,880,284	250,569
"SG", Series 3033, Interest Only, 6.489% **, 9/15/2035	1,375,812	258,810
"A", Series 172, Interest Only, 6.5%, 1/1/2024	164,138	30,420
"SB", Series 2742, Interest Only, 6.839% **, 1/15/2019	1,950,230	167,699
"SN", Series 3175, Interest Only, 6.989% **, 6/15/2036	4,264,962	715,593
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,044,159	2,743,762
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,038,890
"ZC", Series 2012-134, 2.5%, 12/25/2042	11,798,152	10,369,713
"PZ", Series 2013-123, 2.7%, 3/25/2043	6,220,992	5,681,080
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,983,230	180,831
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	2,000,979
"PU", Series 2013-30, 3.0%, 4/25/2043	11,881,078	11,006,814
"Z", Series 2013-44, 3.0%, 5/25/2043	2,760,713	2,700,466
"DZ", Series 2013-136, 3.0%, 1/25/2044	13,601,491	12,681,789
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	3,412,602	220,565
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	4,775,723	293,044
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	8,814,543	1,878,337
"ZN", Series 2013-54, 3.5%, 6/25/2043	7,632,783	7,528,406
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	929,560	3,886
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	1,453,864	96,940
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,327,068	1,353,188
"ZM", Series 2013-45, 4.0%, 5/25/2043	553,888	555,672
"AZ", Series 2013-133, 4.0%, 1/25/2044	7,114,509	7,895,701
"25", Series 351, Interest Only, 4.5%, 5/25/2019	1,154,902	80,451
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	643,252	11,158
"CZ", Series 2011-99, 4.5%, 10/25/2041	16,200,365	18,955,548
"21", Series 334, Interest Only, 5.0%, 3/25/2018	1,072,352	62,677
"20", Series 334, Interest Only, 5.0%, 3/25/2018	894,681	51,927
''23", Series 339, Interest Only, 5.0%, 6/25/2018	815,711	48,634
"27", Series 351, Interest Only, 5.0%, 4/25/2019	311,161	23,686
"26", Series 381, Interest Only, 5.0%, 12/25/2020	211,507	18,551
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	308,885	7,643
"ZA", Series 2008-24, 5.0%, 4/25/2038	21,006,859	23,156,607
"KT", Series 2007-32, 5.5%, 4/25/2037	944,390	1,050,017
"PJ", Series 2004-46, Interest Only, 5.831% **, 3/25/2034	3,529,392	454,914
"HS", Series 2009-87, Interest Only, 5.981% **, 11/25/2039	7,129,113	1,093,872
"ZB", Series 2005-37, 6.0%, 5/25/2035	2,003,073	2,282,052
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	3,583,248	359,503
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	708,108
"PI", Series 2006-20, Interest Only, 6.511% **, 11/25/2030	12,947,982	2,153,998
"SA", Series 2005-17, Interest Only, 6.531% **, 3/25/2035	3,540,573	671,107
"SI", Series 2007-23, Interest Only, 6.601% **, 3/25/2037	2,662,260	365,399
"SJ", Series 2007-36, Interest Only, 6.601% **, 4/25/2037	2,335,435	378,963
"KI", Series 2005-65, Interest Only, 6.831% **, 8/25/2035	1,317,003	261,201
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	786,648	608,458
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,306,657
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	5,831,866	236,920
"HX", Series 2012-91, 3.0%, 9/20/2040	11,050,162	11,521,020
"ZD", Series 2013-37, 3.0%, 3/20/2043	1,346,829	1,355,564
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,291,504	5,672,167
"LZ", Series 2013-180, 3.0%, 11/16/2043	12,086,006	11,459,587
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	18,026,169	2,256,453
"ZJ", Series 2013-106, 3.5%, 7/20/2043	3,147,543	3,146,978
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,397,523	3,512,901
"ZK", Series 2014-119, 3.5%, 8/16/2044	3,541,012	3,634,733
"ZM", Series 2013-170, 4.0%, 11/20/2043	5,428,280	5,515,663
"Z", Series 2014-4, 4.0%, 1/20/2044	5,707,136	6,197,058
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,173,133	4,533,680
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	1,830,402	119,370
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,649,587	1,795,042
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	2,606,769	217,623
"BL", Series 2011-46, 4.5%, 10/20/2037	5,143,000	5,539,316
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	1,722,625	117,058
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	3,213,576	279,663
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	341,103
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	2,000,429	213,396
"ZA", Series 2010-3, 4.5%, 1/20/2040	3,741,357	4,136,850
"ZV", Series 2011-73, 4.5%, 5/20/2041	14,095,492	15,627,932
"GZ", Series 2005-44, 5.0%, 7/20/2035	4,799,287	5,523,972
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	716,955	77,403
"Z", Series 2009-112, 5.0%, 11/20/2039	11,598,354	12,988,846
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,377,260	1,609,640
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	1,037,654	96,822
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	847,500	65,716
"PC", Series 2003-19, 5.5%, 3/16/2033	3,740,073	4,222,968
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	1,418,736	121,846
"Z", Series 2006-12, 5.5%, 3/20/2036	105,061	131,842
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,241,088	2,576,630
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	653,778	60,039
"DZ", Series 2009-106, 5.5%, 11/20/2039	191,651	233,643
"SH", Series 2010-14, Interest Only, 5.839% **, 2/16/2040	7,871,215	1,357,134
"BS", Series 2011-93, Interest Only, 5.939% **, 7/16/2041	16,717,929	2,869,253
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	465,661	120,854
"SA", Series 2012-84, Interest Only, 6.135% **, 12/20/2038	12,325,795	1,776,545
"AV", Series 2010-14, Interest Only, 6.139% **, 2/16/2040	5,151,801	924,000
"ST", Series 2009-31, Interest Only, 6.185% **, 3/20/2039	563,066	70,203
"AI", Series 2007-38, Interest Only, 6.299% **, 6/16/2037	2,912,938	467,457
"QA", Series 2007-57, Interest Only, 6.335% **, 10/20/2037	2,348,250	373,074
"SL", Series 2009-100, Interest Only, 6.339% **, 5/16/2039	2,031,001	214,383
"S", Series 2003-11, Interest Only, 6.389% **, 2/16/2033	1,326,307	210,750
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	863,218	165,516
"SL", Series 2007-26, Interest Only, 6.639% **, 5/16/2037	5,112,960	932,031
"S", Series 1999-17, Interest Only, 8.039% **, 5/16/2029	686,589	115,889
"SB", Series 2014-81, 15.78% *, 6/20/2044	745,029	835,981

Total Collateralized Mortgage Obligations (Cost $323,591,753)		347,011,256
U.S. Government Agency Sponsored Pass-Throughs 2.1%
Federal National Mortgage Association, 4.5%, 2/1/2040 (a) (Cost $34,675,000)	32,000,000	34,747,501
Government & Agency Obligations 6.4%
U.S. Government Sponsored Agency 1.4%
Federal National Mortgage Association, 3.0%, 11/15/2027	23,250,000	22,469,105
U.S. Treasury Obligations 5.0%
U.S. Treasury Bill, 0.035% ***, 2/12/2015 (b)	7,983,000	7,982,840
U.S. Treasury Notes:
1.0%, 8/31/2016 (c) (d)	62,500,000	62,968,750
1.0%, 9/30/2016	10,000,000	10,073,440

		81,025,030

Total Government & Agency Obligations (Cost $104,474,636)		103,494,135

	Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	42,100,000	257,824
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	399,363
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	330,034

Total Call Options Purchased (Cost $6,260,633)		987,221
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	48,400,000	972,095
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173	47,000,000	1,129,631

Total Put Options Purchased (Cost $3,242,687)		2,101,726

	Shares	Value ($)
Cash Equivalents 5.1%
Central Cash Management Fund, 0.06% (e) (Cost $81,953,010)	81,953,010	81,953,010

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,889,546,308) †	119.3	1,929,854,665
Other Assets and Liabilities, Net	(19.3)	(312,776,979)

Net Assets	100.0	1,617,077,686

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

**	These securities are shown at their current rate as of December 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,890,492,640.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $39,362,025.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,437,049 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,075,024.

(a)	When-issued or delayed delivery security included.
(b)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At December 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At December 31, 2014, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2015	650	82,417,969	95,689
Ultra Long U.S. Treasury Bond	USD	3/20/2015	270	44,600,625	277,908
Total unrealized appreciation					373,597

Currency Abbreviation

USD	United States Dollar

At December 31, 2014, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(641,199)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(540,180)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	42,100,000	1	4/20/2016	1,500,865	(105,650)
Receive Fixed - 4.48% - Pay Floating - LIBOR	5/9/2016 5/11/2026	51,000,000	1	5/5/2016	572,475	(88,133)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(14,627)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	601,800	(14,627)
Total Call Options					6,485,772	(1,404,416)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	1	3/15/2016	368,475	(48,343)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	51,000,000	3	3/15/2016	130,050	(48,343)
Pay Fixed - 2.48% - Receive Floating - LIBOR	5/9/2016 5/11/2026	51,000,000	1	5/5/2016	572,475	(1,320,217)
Pay Fixed - 2.615% -Receive Floating - LIBOR	12/4/2015 12/4/2045	36,500,000	4	12/2/2015	792,050	(1,377,590)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	45,900,000	1	8/6/2015	429,165	(1,511,007)
Pay Fixed - 2.675% -Receive Floating - LIBOR	11/11/2015 11/12/2045	36,500,000	4	11/9/2015	731,825	(1,560,566)
Pay Fixed - 2.796% - Receive Floating - LIBOR	6/5/2015 6/5/2045	45,900,000	3	6/3/2015	491,130	(1,875,107)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	36,500,000	5	9/28/2015	763,690	(2,226,168)
Pay Fixed - 3.005% - Receive Floating - LIBOR	3/6/2015 3/6/2045	45,900,000	1	3/4/2015	481,950	(2,835,234)
Pay Fixed - 3.035% - Receive Floating - LIBOR	2/15/2015 2/3/2045	45,900,000	3	1/30/2015	566,865	(3,130,772)
Pay Fixed - 3.088% - Receive Floating - LIBOR	1/28/2015 1/28/2045	51,000,000	6	1/26/2015	514,466	(3,937,883)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	24,200,000	2	2/1/2017	1,742,400	(1,528,944)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	23,500,000	3	2/1/2017	1,699,757	(1,664,209)
Total Put Options					9,284,298	(23,064,383)

Total					15,770,070	(24,468,799)

(f)	Unrealized depreciation on written options on interest rate swap contracts at December 31, 2014 was $8,698,729.
At December 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	183,000,000	Fixed — 1.557%	Floating — LIBOR	225,129	223,774	1,355
12/16/2015 9/16/2025	169,400,000	Fixed — 2.64%	Floating — LIBOR	(1,003,033)	(1,000,985)	(2,048)
12/16/2015 9/17/2035	6,900,000	Fixed — 2.938%	Floating — LIBOR	(144,840)	(144,687)	(153)
12/16/2015 9/16/2020	2,300,000	Floating — LIBOR	Fixed — 2.214%	(1,229)	(1,225)	(4)
12/16/2015 9/18/2045	84,600,000	Floating — LIBOR	Fixed — 2.998%	2,816,524	2,815,018	1,506

Total net unrealized depreciation	656

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)

6/3/2013 6/3/2025	48,500,000	1	Floating — LIBOR	Fixed — 3.0%	(190,933)	—	(190,933)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Morgan Stanley
6	Barclays Bank PLC

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Government National Mortgage Association	$—	$1,351,172,101	$8,387,715	$1,359,559,816
Collateralized Mortgage Obligations	—	347,011,256	—	347,011,256
U.S. Government Agency Sponsored Pass-Throughs	—	34,747,501	—	34,747,501
Government & Agency Obligations	—	103,494,135	—	103,494,135
Short-Term Investments	81,953,010	—	—	81,953,010
Derivatives (h)
Futures Contracts	373,597	—	—	373,597
Purchased Options	—	3,088,947	—	3,088,947
Interest Rate Swap Contracts	—	2,861	—	2,861

Total	$82,326,607	$1,839,516,801	$8,387,715	$1,930,231,123

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Written Options	$—	$(24,468,799)	$—	$(24,468,799)
Interest Rate Swap Contracts	—	(193,138)	—	(193,138)

Total	$—	$(24,661,937)	$—	$(24,661,937)

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$373,597	$(190,277)	$(15,113,102)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015